Deferred Income	12 Months Ended
Dec. 31, 2023
Deferred Income [Abstarct]
Deferred Income
12.	Deferred Income

Deferred income relates to income related to Green Certificates from Romania that have been received but not sold. Deferred income consists of the following (in thousands):

Activity
Deferred income – Balance January 1, 2022	$3,139
Green certificates received	10,729
Green certificates sold	(8,849)
Foreign exchange gain/(loss)	(65)
Deferred income – Balance December 1, 2022	$4,954
Green certificates received	10,663
Green certificates sold	(10,169)
Foreign exchange gain/(loss)	159
Deferred income – Balance December 31, 2023	$5,607